LETTER FROM THE INVESTMENT ADVISER
================================================================================

Dear Fellow Shareholders:

We are pleased to report the fiscal mid-year results and current investments for the Aristata Mutual Funds as of October 31, 1999. At month-end the Dow Jones Industrial Average and the Standard and Poor's 500 Index closed within 5% of their all-time highs, whereas, the technology-dominated, over-the-counter (NASDAQ) index actually posted a new record high. During the past six months bond prices declined as both short and long-term interest rates pushed modestly higher.

HIGHLIGHTS OF INVESTMENT RESULTS

We suggested last April, in the Aristata Annual Report, that 1999 could be bumpy due to the maturing economic expansion, growing investor nervousness, and an aging bull market for stocks and bonds. Indeed it has been. After a significant respite in summer, the stock market has returned to its old ways -- favoring only a few stocks while ignoring most stocks and punishing (often severely) companies that fail to meet earnings expectations. During the past quarter the majority of the market traveled a rough road that was littered with some very big potholes.

The past six months was a challenging time for the great majority of stocks and certainly for bonds, as market prices gyrated in the face of the Federal Reserve's two interest rate hikes. The investment total returns, ending October 31, were impacted by these higher interest rates, and by a stock market performance that was heavily weighted toward a few large capitalization stocks.

The total return investment results, ended October 31st, are summarized below:

                                                   TOTAL RETURNS ENDING OCTOBER 31, 1999(1)
                                                        3 MONTHS  6 MONTHS   12 MONTHS
                                                        --------  --------  ----------
ARISTATA EQUITY FUND                                       -7.01%   -4.71%    9.70%
Standard & Poor's 500 Index                                 2.88     2.68    25.60
Value Line Composite Index                                 -8.11    -6.14    -3.49

ARISTATA QUALITY BOND FUND                                  0.99%   -0.09%    0.26%
Lehman Brothers Government/Corp Bond Index                  1.08    -0.55    -0.66
Lehman Brothers Government/Corp Intermediate Bond Index     1.27     0.47     0.99

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND                  -0.47%   -1.41%   -0.30%
Lipper Municipal Intermediate Bond Fund Index              -1.10    -2.57    -1.23
Lipper Colorado Municipal Bond Fund Average                -2.85    -4.93    -3.78
Lehman Brothers Municipal Bond Index                       -1.84    -3.46    -1.77

Bond results provided better returns than stocks in the most recent three and six-month periods, and bonds offered stability in what was a volatile equity market. Our short-term equity results did not keep up with most of the popular indexes and benchmarks, and offset some, but certainly not all, of the stronger results we reported to you in the April report. From our perspective, and I am sure yours too,

================================================================================
                                                                               1

LETTER FROM THE INVESTMENT ADVISER
================================================================================

                          ---------------------------
                               Parallels between
                              energy stocks in the
                               1980's and big-cap
                          tech stocks today are real.
                          ---------------------------

we would prefer more orderly increases each quarter. But that is not what financial markets are offering this year. We remain confident in our investment approach and are encouraged that our investment discipline of focusing on good quality stocks and bonds that are priced at reasonable levels will produce successful long-term investment results for our shareholders.

In recent months we have seen financial markets gripped by fear about interest rate hikes, and the hope for a broader market advance that we outlined six months ago seems to have evaporated. Instead, as in all of 1998, a few large capitalization stocks were all that seemed to be doing well during the most recent months. The investor herd seems to be chasing fewer and fewer stocks, ignoring or even punishing everything else.

A GLASS HALF FULL OR HALF EMPTY?

As we've said in the past, there is good news in all this. It means that good values are still represented within the stock market. As Cliff Ransom, head of research at State Street Research, so cleverly phrased it, there are many stocks suffering from "irrational indifference" (a wonderful verbal twist on Alan Greenspan's "irrational exuberance" statement several years ago). Due to the myopic nature of this market of stocks, it's surprising how many shares sell at very reasonable multiples (1 to 2 times revenues and 10 to 15 times earnings). Yet, no one cares. Are the prospects of so many high priced technology stocks so superior that valuations should be 5 to 20 times as expensive? We remain skeptical. Even solid future relative growth (which is a big assumption) does not make them attractive at today's expensive prices. Yet stocks and industries outside the big-cap, tech limelight are ignored. Irrational indifference is rampant.

The tech sector now represents about 25% of the S&P 500, up from only 7% in 1992! The last sector to be this large was energy back in 1980 when everyone thought the world was going to run out of oil. As readers well know, since then that sector collapsed, going from 27% of the S&P in 1980 to a lowly 6% today.

                             ---------------------
                                  "Irrational
                             indifference" creates
                                  opportunity.
                             ---------------------

We are not so sure that the current infatuation with technology is all that different from the mania over energy twenty years ago. But both are commodities. If you don't think so, just look at the prices of computer chips, disk drives, software, and computers themselves. They have become commodities. We doubt we are going to run out of computers and software. Their supply is limitless and the prices keep plummeting. Why should these silicon-based commodities be that much different from fossil-fuel based commodities? Even the mighty can fall when coming from such a point of fashionable infatuation and "sure-fire" thinking.

A good dose of indifference also applies to bonds. The rise in long-term interest rates last year and



================================================================================
2

LETTER FROM THE INVESTMENT ADVISER
================================================================================

earlier this year has stabilized during the past few months. But because of the rise in rates from 4.8% a year ago to 6.2% today, bonds under performed stocks over the past year by a very wide margin. According to Jim Moltz, economist of the firm International Strategy & Investment, history strongly suggests that bonds are due for a rebound versus stocks. He notes that on two prior occasions (1980 and 1987), bonds similarly lagged stocks very badly. In both cases, the following year bonds played catch-up and outperformed stocks by a very wide margin. It is worth noting that bonds did, in fact, provide better returns than the broader stock indices during recent months, and they provided much needed stability to balanced portfolios.

THE FLIP SIDE OF THE WEALTH EFFECT -- AN INCREASING CONCERN

There is more and more evidence that high stock prices are fueling consumer spending and thus economic growth -- the so-called "wealth effect." The correlation between consumer spending and the rise and fall of stocks is becoming almost a lock-step proposition, much more so than in the past. Recent evidence certainly suggests that due to the increased effect of the wealth effect, stock markets now lead the economy rather than the other way around. Economists estimate that the wealth effect may have accounted for as much as 1.5% of the 4% GDP growth over the past year. That being the case, what will be the impact of lower stock markets on consumers and the economy? What are the implications for the economy if the NASDAQ (dominated by a few big cap tech stocks) declines significantly? Remember, just three stocks (CISCO, Microsoft and Intel) account for 25% of that index. We note the Conference Board Consumer Confidence Index recently slipped lower for the fourth month in a row. It is very likely that this deterioration in consumer confidence is a function of the volatile stock market during recent months. The "Stealth Bear Market" may be impacting consumer spending more than is realized.

               ..................................................
                 "....the stock market today is more important
                to the economy than the economy is to the stock
              market." -- Bob Farrell, Strategist at Merrill Lynch
               ..................................................

Offsetting this is some good news. Foreign economies seem to be gaining strength. This may be doubly important if the U.S. economy does slow.

On behalf of our partners and our entire organization, I want to thank you for the trust and confidence you have placed with us as investment adviser to the Aristata Funds. As investors with you in these Funds, we are dedicated to providing you with long-term successful investment returns.

Sincerely,

/s/ H. DAVID LANSDOWNE

H. David Lansdowne, CFA
President
Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc.


================================================================================

FUND REVIEW
================================================================================


ARISTATA EQUITY FUND

PERFORMANCE

Current high market levels belie the wide price swings and abrupt shifts in investor sentiment that have buffeted the financial markets during the past six months. During this time most market averages experienced price declines of over 10%, officially qualifying for a market correction, from their highs registered earlier in the summer. The price declines of a broader list of stocks was even greater. During the market correction the average New York Stock Exchange stock fell 16% from their earlier highs, and more than 80% of the NASDAQ stocks were down more than 20% from their 52-week highs. However, in spite of a lot of positive market commentary on the six-o'clock news, in reality recent months saw a "Stealth Bear Market." Consequently, the typical stock, or any well-diversified portfolio, struggled during the past several months.

The Aristata Equity Fund total return for the six-month period ending October 31, 1999 was (4.71)%. The Standard & Poor's 500 Index returned 2.68% and the broader Value Line Composite Index had a negative 6.14% return.

Net assets of the Fund as of October 31, 1999 were $82.6 million.

EQUITY MARKET OVERVIEW

The financial markets registered mixed results during the past six months, and this experience reflects the many crosscurrents within the economy. For the six months ended October 31st, the Standard & Poor's 500 Index recorded one of the stronger showings with a total return of 2.68%. The strength of this index reflects the importance of large, technology related companies (approximately 25% of the index weight) to the index. In contrast, the Dow Jones Industrial Average returned only .25% and the broader Value Line Composite Index actually declined 6.14% during the past six months.

Important influences on the financial markets include the ongoing U.S.
economic

                              ARISTATA EQUITY FUND
                                 SECTOR PROFILE
                                  [PIE CHART]

================================================================================
4

FUND REVIEW
================================================================================


ARISTATA EQUITY FUND (CON'T.)

expansion, increasing corporate profits, and encouraging signs that growth is returning for many international economies. However, this good news has raised concerns about inflation and interest rates. The Federal Reserve's Chairman Mr. Greenspan has raised interest rates twice as a result of these concerns, and this action has heightened the anxiety level for many investors. The Chairman is committed to fostering non-inflationary growth, and to stopping speculative activity on Wall Street. So far, these Federal Reserve braking actions (a tapping on the interest rate pedal) have produced their intended results. We do not expect Greenspan to slam on the brakes, but we are certain he is monitoring closely the economy and the financial markets. The Federal Reserve is taking action because it has concluded that the elevated stock market creates some risks for the economy.



COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA EQUITY FUND, THE S&P 500 AND THE VALUE LINE COMPOSITE.

                                    [CHART]

                         -------------------------------
                                   PERFORMANCE
                             AS OF OCTOBER 31, 1999
                         -------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
                         -------------------------------
                         1 Year                   9.70%
                         Since Inception          5.29%
                         -------------------------------


                 -----------------------------------------------
                           FUND VALUE VS. INDEX VALUE
                               AT OCTOBER 31, 1999
                 -----------------------------------------------
                 Aristata Equity Fund                    $10,897
                 -----------------------------------------------
                 S&P 500                                 $13,290
                 -----------------------------------------------
                 Value Line Composite                    $ 8,864
                 -----------------------------------------------


================================================================================
                                                                               5

FUND REVIEW
================================================================================


ARISTATA EQUITY FUND (CON'T.)

PORTFOLIO UPDATE

Our investment goal is to invest in good quality companies that are selling at reasonable (bargain) prices. The current portfolio is invested in 62 companies and it is diversified across approximately 20 industries. The portfolio's ten largest investments are summarized below:

                          TEN LARGEST EQUITY HOLDINGS

                                                    % OF           DIVIDEND     PRICE
                                                  PORTFOLIO          YIELD  EARNINGS RATIO
Atlantic Richfield Company                           4.5%             3.5%       20.8x
Texaco Inc.                                          3.7%             3.0%       18.5
ABBLtd.-(144a)                                       3.1%             2.5%       24.2

New Century Energies                                 3.0%             7.0%       10.0
IBM                                                  3.0%             0.5%       20.8
American Home Products                               2.8%             1.7%       27.9
Ingersoll Rand                                       2.8%             1.4%       12.6
GTECorporation                                       2.7%             2.6%       18.8

BellSouth                                            2.7%             1.6%       21.3
Northwest Natural Gas                                2.6%             4.6%       15.9
          TEN LARGEST HOLDINGS                      30.9%     AVERAGE 2.8%       19.1x

Diversification is an investment discipline that is important in controlling and managing the risks for a portfolio. The above ten investments offer diversification across several industries. These ten holdings represent approximately 31% of total portfolio investments.

The valuation benchmarks of these ten investments and for the portfolio generally are attractive when compared to the Standard & Poor's 500 Index. The above investments sell at an average, estimated price earnings ratio (PE) of 19.1x, and the companies have an average dividend yield of 2.8% in comparison to the Standard & Poor's higher PE of 25 and its lower yield of 1.2%.

We continue to seek out high quality companies that are reasonably priced. As the above summary indicates, the Aristata Equity Fund is comprised of investments that seem much more reasonably priced in comparison to the expensively priced growth and technology influenced market index of the Standard & Poor's 500. History supports the case that companies bought with relatively low price earnings ratios have provided attractive long-term returns with less risk as well.




================================================================================
6

FUND REVIEW
================================================================================


ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

PERFORMANCE

The Aristata Quality Bond Fund's total return for the six-month period ending October 31, 1999 was (0.09)%. The Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Government/Corporate Intermediate Bond Index registered comparable returns of (0.55)% and 0.47% respectively. Net assets of the Aristata Quality Bond Fund were $47.2 million as of October 31st. The Aristata Colorado Quality Tax-Exempt Fund had net assets of $15.8 million for the same ending period, while its 6 month total return was (1.41)%. Comparable returns for the Lipper Municipal Intermediate Bond Fund Index and the Lehman Brothers Municipal Bond Index were (2.57)% and (3.46)% respectively.

FIXED INCOME MARKET REVIEW

During the past six months, the fixed income markets experienced an increase in market volatility. Uncertainty over the Federal Reserve's monetary policy actions led to a rise in interest rates. Tight labor markets and the possibility of higher wages have remained a concern for the Federal Reserve. A number of factors, such as the rise in gold, and rise in oil prices have also caused bond yields to move higher.

While the economy is now in its ninth year of economic growth, its overall inflation rate has been remarkably good. Competition has prevented many companies from raising prices despite a good economy.

                           ARISTATA QUALITY BOND FUND
                                 SECTOR PROFILE
                             as of October 31, 1999

                                  [PIE CHART]

                           ARISTATA QUALITY BOND FUND
                              QUALITY PROFILE (2)
                             as of October 31, 1999

                                  [PIE CHART]


================================================================================

FUND REVIEW
================================================================================

ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

We believe the fixed income markets now offer value. However, evidence of a slowing of the economy is needed for a sustained drop in yields. In the months ahead, the Federal Reserve will need to evaluate additional information on the direction of the economy.

PORTFOLIO UPDATE

ARISTATA QUALITY BOND FUND

Throughout the six-month period under review, issuance of corporate bonds continued at a strong pace. Many companies have rushed to the debt markets to raise money before the fourth quarter to avoid any Y2K concerns. The issuance of agency securities has also been increasing.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA QUALITY BOND FUND, THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX.

                                    [CHART]

                         -------------------------------
                                   PERFORMANCE
                             AS OF OCTOBER 31, 1999
                         -------------------------------
                         AVERAGE ANNUAL TOTAL RETURN (1)
                           1 Year               0.26%
                           Since Inception      3.63%
                         -------------------------------


             ------------------------------------------------------
                           FUND VALUE VS. INDEX VALUE
                              AT OCTOBER 31, 1999
             ------------------------------------------------------
             Aristata Quality Bond Fund                     $10,612
             ------------------------------------------------------
             Lehman Bros. Gov't/Corp. Bond Index            $10,655
             ------------------------------------------------------
             Lehman Bros. Gov't/Corp. Interm. Bond Index    $10,779
             ------------------------------------------------------


================================================================================
8

FUND REVIEW
================================================================================


ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)

As issuance increased, the widening of agency and corporate bond yields provided us with an opportunity to capture higher yielding securities. Long-term Treasury yields fluctuated between 5.65% and 6.40%, ending the six-month period at 6.15%.

The Fund's strategy continues to emphasize high quality, intermediate bonds. The Fund's average maturity on October 31st was 6.2 years. The Fund held 61% in corporate bonds and 37% in U.S. Government and agency obligations.

PORTFOLIO UPDATE

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND

Municipal issuance has been strong during the past few months, resulting in lower prices and higher yields. Long-term municipal yields have approached levels that are over 95% of taxable treasury yields. The abundant supply offered us an opportunity to increase the Fund's holdings with higher yields.

The Fund's average maturity on October 31st was 7.8 years. Despite the overall uncertainty in bonds, and with municipal yields at two-year highs, we believe municipal bonds are an attractive investment. While providing tax-free income to our shareholders, our strategy continues to focus on the high quality sectors of the municipal market.


                   ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                                 SECTOR PROFILE
                             as of October 31, 1999

                                  [PIE CHART]

                   ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
                              QUALITY PROFILE (2)
                             as of October 31, 1999

                                  [PIE CHART]


================================================================================

FUND REVIEW
================================================================================


ARISTATA QUALITY BOND FUND AND ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
(CON'T.)



COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE ARISTATA COLORADO QUALITY TAX-EXEMPT FUND, THE LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX, AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX.

                                    [CHART]

                         -------------------------------
                                  PERFORMANCE
                             AS OF OCTOBER 31, 1999
                         -------------------------------
                         AVERAGE ANNUAL TOTAL RETURN (1)
                         1 Year                 (0.30)%
                         Since Inception         2.47%
                         -------------------------------


          ---------------------------------------------------------
                           FUND VALUE VS. INDEX VALUE
                              AT OCTOBER 31, 1999
          ---------------------------------------------------------
          Aristata Colorado Quality Tax-Exempt Fund         $10,414
          ---------------------------------------------------------
          Lipper Municipal Interm. Bond Fund Index          $10,286
          ---------------------------------------------------------
          Lehman Brothers Municipal Bond Index              $10,288
          ---------------------------------------------------------


(1) Total return is the change in the value of an investment in the Fund after reinvesting all income and capital gains. It is calculated by dividing the change in total investment value by the initial value of the investment. Total return figures are net of all fund expenses and reflect all fee waivers. Without these fee waivers, total return would have been lower. The inception date of each Fund is March 2, 1998. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures represent past performance and are not indicative of future results.

(2) Quality profile based on each security's highest rating from Moody's or S&P.

The views expressed in this Adviser Update reflect the adviser's view only through October 31, 1999. The Adviser's views are subject to change at any time based on market and other conditions.


================================================================================
10

FUND REVIEW
================================================================================


DEFINITION OF INDICES

The LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX and the LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX are unmanaged indices which are a broad measure of bond performance that reflect the reinvestment of income dividends and capital gain distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing. Intermediate indices include bonds with maturities of up to ten years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index which is a broad measure of tax-exempt bond performance that reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The LIPPER COLORADO MUNICIPAL BOND FUND AVERAGE is an unmanaged index which measures the performance of bond funds which are exempt from taxation of the state of Colorado. The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The LIPPER MUNICIPAL INTERMEDIATE BOND FUND INDEX is an unmanaged index which measures the performance of intermediate municipal debt funds (i.e. those with dollar-weighted average maturities of 5 to 10 years). The index return reflects the reinvestment of income dividends and capital gain distributions, if any.

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The VALUE LINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stock traded on the New York Stock Exchange, American Stock Exchange, and over-the-counter that are tracked by the Value Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.



================================================================================
                                                                              11

ARISTATA FUNDS
================================================================================


ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

                                                          SHARES        VALUE*
                                                          ------        ------
COMMON STOCKS - 94.90%
BASIC MATERIALS - 2.32%
CHEMICALS - 1.72%
Hanna (M. A.) Co.                                          55,000   $    587,812
Sigma Aldrich Corp.                                        29,200        832,200
                                                                    ------------
                                                                       1,420,012
                                                                    ------------
METALS - 0.60%
Worthington Industries, Inc.                               30,000        498,750
                                                                    ------------

TOTAL BASIC MATERIALS                                                  1,918,762
                                                                    ------------

BUILDING/REAL ESTATE - 7.82%
BUILDING MATERIALS - 4.45%
Lafarge Corp.                                              57,000      1,692,188
Vulcan Materials Co.                                       48,000      1,983,000
                                                                    ------------
                                                                       3,675,188
                                                                    ------------
R.E.I.T./REAL ESTATE - 3.37%
Archstone Community Trust                                  51,000      1,020,000
Duke Realty Investments, Inc.                              90,000      1,766,250
                                                                    ------------
                                                                       2,786,250
                                                                    ------------

TOTAL BUILDING/REAL ESTATE                                             6,461,438
                                                                    ------------

CONSUMER DURABLES - 5.41%
AUTOMOTIVE - 0.89%
Delphi Automotive Systems Corp.                            45,000        739,687
                                                                    ------------

HOUSEHOLD GOODS - 4.52%
Eastman Kodak Co.                                          23,500      1,620,031
La Z Boy, Inc.                                             55,000      1,003,750
Leggett & Platt, Inc.                                      50,000      1,109,375
                                                                    ------------
                                                                       3,733,156
                                                                    ------------

TOTAL CONSUMER DURABLES                                                4,472,843
                                                                    ------------

CONSUMER SERVICES - 0.80%
RESTAURANTS - 0.80%
Bob Evans Farms, Inc.                                      48,000        660,000
                                                                    ------------

TOTAL CONSUMER SERVICES                                                  660,000
                                                                    ------------

CONSUMER STAPLES - 8.25%
FOOD/BEVERAGE - 3.55%
Corn Products Int'l, Inc.                                  17,000   $    553,562
Earthgrains Co.                                            50,000      1,140,625
Riviana Foods, Inc.                                        66,000      1,237,500
                                                                    ------------
                                                                       2,931,687
                                                                    ------------
PACKAGED GOODS - 2.13%
Avon Products, Inc.                                        38,000      1,225,500
Helen of Troy Corp, Ltd.**                                 60,000        536,250
                                                                    ------------
                                                                       1,761,750
                                                                    ------------

RETAIL - 2.57%
Dayton Hudson Corp.                                        16,000      1,034,000
May Department Stores Co.                                  31,500      1,092,656
                                                                    ------------
                                                                       2,126,656
                                                                    ------------

TOTAL CONSUMER STAPLES                                                 6,820,093
                                                                    ------------

ENERGY - 12.58%
OIL FIELD SERVICES - 3.02%
Baker Hughes, Inc.                                         49,000      1,368,938
Halliburton Co.                                            30,000      1,130,625
                                                                    ------------
                                                                       2,499,563
                                                                    ------------
OIL & GAS - 9.56%
Atlantic Richfield Co.                                     40,000      3,727,500
Royal Dutch Petroleum Co.                                  19,200      1,150,800
Texaco, Inc.                                               49,200      3,019,650
                                                                    ------------
                                                                       7,897,950
                                                                    ------------

TOTAL ENERGY                                                          10,397,513
                                                                    ------------

FINANCIAL - 6.68%
BANKS/S & L/FINANCE/LEASE - 4.07%
Morgan J. P. & Co., Inc.                                   12,000      1,570,500
PNC Bank Corp.                                             30,000      1,788,750
                                                                    ------------
                                                                       3,359,250
                                                                    ------------
BROKERS/FINANCIAL SERVICES - 1.91%
Marsh & McLennan Cos., Inc.                                20,000      1,581,250
                                                                    ------------

INSURANCE - 0.70%
Allstate Corp.                                             20,020        575,575
                                                                    ------------

TOTAL FINANCIAL                                                        5,516,075
                                                                    ------------


================================================================================
12

ARISTATA FUNDS
================================================================================


ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

                                                          SHARES        VALUE*
                                                          ------        ------
HEALTHCARE - 8.23%
DRUGS - 5.16%
American Home Products Corp.                               45,000   $  2,351,250
AMGEN, Inc.**                                              24,000      1,914,000
                                                                    ------------
                                                                       4,265,250
                                                                    ------------
HEALTHCARE SERVICES - 1.76%
United Healthcare Corp.                                    28,200      1,457,588
                                                                    ------------

MEDICAL PRODUCTS - 1.31%
Bausch & Lomb, Inc.                                        20,000      1,080,000
                                                                    ------------

TOTAL HEALTHCARE                                                       6,802,838
                                                                    ------------

INDUSTRIAL PRODUCTS - 24.84%
AEROSPACE - 1.84%
AAR Corp.                                                  47,000        784,312
B.F. Goodrich & Co.                                        31,000        734,312
                                                                    ------------
                                                                       1,518,624
                                                                    ------------

ELECTRICAL PRODUCTS - 7.91%
ABB AB Sponsored ADR                                       25,109      2,529,470
Emerson Electric Co.                                       23,000      1,381,438
Molex, Inc.                                                40,000      1,460,000
Motorola, Inc.                                             12,000      1,169,250
                                                                    ------------
                                                                       6,540,158
                                                                    ------------
INDUSTRIAL COMPONENTS - 6.72%
Hussmann International, Inc.                               50,000        800,000
Ingersoll Rand Co.                                         45,000      2,351,250
Kennametal, Inc.                                           37,000      1,063,750
Pall Corp.                                                 61,000      1,338,187
                                                                    ------------
                                                                       5,553,187
                                                                    ------------
OFFICE EQUIPMENT/E.D.P. - 7.21%
Electronic Data Systems Corp.                              25,000      1,462,500
Hewlett-Packard Co.                                        17,500      1,296,094
International Business
   Machines Corp.                                          25,000      2,459,375
Seagate Technology, Inc.**                                 25,000        735,938
                                                                    ------------
                                                                       5,953,907
                                                                    ------------
SOFTWARE - 1.16%
JD Edwards & Co.**                                         40,000        957,500
                                                                    ------------

TOTAL INDUSTRIAL PRODUCTS                                             20,523,376
                                                                    ------------

INDUSTRIAL SERVICES- 0.98%
BUSINESS INFORMATION - 0.98%
Robert Half International, Inc.**                          30,000   $    811,875
                                                                    ------------

TOTAL INDUSTRIAL SERVICES                                                811,875
                                                                    ------------

TRANSPORTATION - 2.15%
RAILS/TRUCKS/MARINE - 2.15%
Roadway Express, Inc.                                      85,000      1,774,375
                                                                    ------------

TOTAL TRANSPORTATION                                                   1,774,375
                                                                    ------------

UTILITIES - 14.84%
COMMUNICATIONS - 5.39%
BellSouth Corp.                                            49,000      2,205,000
GTE Corp.                                                  30,000      2,250,000
                                                                    ------------
                                                                       4,455,000
                                                                    ------------
ELECTRIC UTILITIES - 4.58%
Duke Energy Corp.                                          23,000      1,299,500
New Century Energies, Inc.                                 76,150      2,479,634
                                                                    ------------
                                                                       3,779,134
                                                                    ------------
GAS UTILITIES - 4.87%
Northwest Natural Gas Co.                                  81,750      2,115,282
Questar Corp.                                             106,100      1,909,800
                                                                    ------------
                                                                       4,025,082
                                                                    ------------

TOTAL UTILITIES                                                       12,259,216
                                                                    ------------

TOTAL COMMON STOCKS                                                   78,418,404
                                                                    ------------
  (Cost $47,789,277)

CLOSED-END FUNDS - 2.82%
FOREIGN - 2.82%
Asia Tigers Fund                                          135,000      1,164,375
Morgan Stanley Asia-Pac. Fund                             120,000      1,162,500
                                                                    ------------

TOTAL CLOSED-END FUNDS                                                 2,326,875
                                                                    ------------
  (Cost $1,994,993)



================================================================================

ARISTATA FUNDS
================================================================================


ARISTATA EQUITY FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

                                                        SHARES          VALUE*
                                                        ------          ------
SHORT-TERM INVESTMENTS - 2.21%
MUTUAL FUNDS - 2.21%
Fifth Third C/P Fund                                    827,707      $   827,707
Fifth Third U.S. Treasury Fund                        1,000,000        1,000,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS                                           1,827,707
                                                                     ===========
  (Cost $1,827,707)

TOTAL INVESTMENTS                                         99.93%      82,572,986
  (Cost $51,611,977)

Other Assets in Excess
  of Liabilities                                           0.07%          53,949
                                                     ----------      -----------

NET ASSETS                                               100.00%     $82,626,935
                                                     ==========      ===========

*  See note 1 to financial statements.
**  Denotes non-income producing security.



ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

Due                       Bond Rating** Principal
Date            Coupon       Moody's      Amount      Value*
----            ------    -----------   ---------  -----------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS - 36.32%
U.S. TREASURY NOTES - 7.20%
08/15/05         6.500%        Aaa    $1,900,000   $ 1,935,032
07/15/06         7.000%        Aaa     1,400,000     1,462,563
                                                    -----------
                                                     3,397,595
                                                    -----------

U.S. TREASURY BONDS - 7.12%
02/15/07         7.625%        Aaa     1,367,000     1,415,699
11/15/07         7.875%        Aaa       920,000       963,413
05/15/10        10.000%        Aaa       840,000       982,275
                                                    -----------
                                                     3,361,387
                                                    -----------

FEDERAL FARM CREDIT BANK - 1.00%
01/22/08         6.120%        Aaa       500,000       472,854
                                                    -----------

FEDERAL HOME LOAN BANK - 8.38%
07/27/07         7.000%        Aaa       800,000       785,337
11/14/07         7.000%        Aaa       300,000       294,195
08/19/09         7.050%        Aaa       250,000       247,955
01/07/13         7.010%        Aaa       500,000       477,290
10/29/13         6.150%        Aaa       250,000       225,710
02/25/14         6.540%        Aaa       250,000       230,895
03/10/14         6.730%        Aaa       250,000       233,638
08/25/14         8.010%        Aaa       250,000       247,668
09/23/14         8.000%        Aaa       250,000       248,372
11/17/14         8.040%        Aaa       500,000       496,158
06/08/18         7.000%        Aaa       500,000       466,018
                                                    -----------
                                                     3,953,236
                                                    -----------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.43%
11/05/12         7.115%        Aaa       800,000       773,570
03/18/13         6.650%        Aaa       500,000       469,884
07/08/13         6.850%        Aaa       500,000       472,533
03/03/14         6.800%        Aaa       200,000       187,753
04/14/14         6.950%        Aaa       200,000       189,282
                                                    -----------
                                                     2,093,022
                                                    -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.19%
06/30/04         6.930%        Aaa       200,000       199,245



================================================================================
14

ARISTATA FUNDS
================================================================================

ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)


Due                       Bond Rating** Principal
Date            Coupon       Moody's      Amount      Value*
----            ------    -----------   ---------  -----------

U.S. GOVERNMENT &
AGENCY OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
06/26/07         7.170%        Aaa    $  500,000   $   493,529
01/29/08         6.460%        Aaa       500,000       479,431
05/05/08         6.780%        Aaa       250,000       242,373
02/04/09         6.030%        Aaa       500,000       463,480
10/16/12         7.080%        Aaa       400,000       384,935
12/03/12         6.920%        Aaa       800,000       770,211
01/22/13         6.440%        Aaa       500,000       466,329
10/16/14         8.000%        Aaa       250,000       249,309
03/10/16         8.200%        Aaa       105,000       118,284
                                                   -----------
                                                     3,867,126
                                                   ===========
TOTAL U.S GOVERNMENT &
AGENCY OBLIGATIONS                                  17,145,220
                                                   ===========
  (Cost $16,758,432)

CORPORATE BONDS - 60.78%
COMMUNICATIONS - 3.91%
AT&T Corp.
03/15/09         6.000%        A1/AA-    250,000       231,718
New York Telephone Co.
02/15/04         6.250%        A2/A+     500,000       489,628
Southern New England Telephone Co.
12/15/03         6.125%        Aa3/AA    700,000       684,419
Southwestern Bell Telephone Co.
06/01/03         5.875%        Aa3/AA    145,000       141,558
06/01/08         6.750%        Aa3/AA    300,000       297,191
                                                   -----------

TOTAL COMMUNICATIONS                                 1,844,514
                                                   ===========

ELECTRIC UTILITIES - 2.27%
Consolidated Edison Co.
02/01/02         6.625%        A1/A+     800,000       801,172
Gulf Power Co.
08/15/04         7.050%        A2/A      270,000       269,049
                                                   -----------

TOTAL ELECTRIC UTILITIES                             1,070,221
                                                   ===========

FINANCIAL - 20.52%
AGRICULTURE - 0.89%
John Deere Capital Corp.
10/23/01         5.35%         A2/A+  $  430,000   $   420,211
                                                   -----------

AUTOMOBILE - 1.05%
Ford Motor Credit Co.
06/30/03         6.625%        A1/A      500,000       496,440
                                                   -----------

BANKS/S & L/FINANCE/LEASE - 8.01%
Bank of America Corp.
05/12/05         7.125%        Aa2/A+    500,000       498,690

Bankers Trust New York Corp.
03/01/01         9.400%        A3/A+     350,000       360,641
01/15/02         7.500%        A3/A+     300,000       303,296
Citicorp
08/15/05         6.750%        A1/A+     700,000       686,903
First Bank System
10/15/03         6.000%        A1/A      500,000       483,813
Heller Financial, Inc.
03/15/00         5.625%        A3/A-     550,000       549,020
NCNB Corp.
08/01/02         7.750%        A2/A+     200,000       200,131
Nationsbank Corp.
04/15/00         5.375%        Aa2/A+    700,000       698,016
                                                   -----------
                                                     3,780,510
                                                   ===========
BROKERS/FINANCIAL SERVICES - 7.99%
Associates Corp. of North America
03/15/00         6.000%        Aa3/AA-   800,000       799,946
Bear Stearns Cos., Inc.
04/13/03         6.750%        A2/A      750,000       741,202
03/01/07         7.000%        A2/A      250,000       242,650
Dean Witter Discover Co.
03/01/03         6.875%        Aa3/A+    350,000       349,216
Merrill Lynch & Co.
04/27/08         7.000%        Aa3/AA-   700,000       688,185
Morgan Stanley Dean Witter & Co.
10/15/01         8.875%        Aa3/A+    400,000       416,799
01/15/07         8.330%        Aa3/A+    500,000       532,191
                                                   -----------
                                                     3,770,189
                                                   ===========

================================================================================

ARISTATA FUNDS
================================================================================


ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

Due                       Bond Rating** Principal
Date            Coupon    Moody's/S&P     Amount      Value*
----            ------    -----------   ---------  -----------
FINANCIAL (CONTINUED)
INSURANCE - 2.58%
Allstate Insurance Corp.
06/15/03         6.750%        A1/A   $  550,000    $   542,993
CNA Financial Corp.
11/15/03         6.250%        A3/A-     700,000        675,162
                                                    -----------
                                                      1,218,155
                                                    -----------

TOTAL FINANCIAL                                       9,685,505
                                                    -----------

INDUSTRIAL - 34.08%
AEROSPACE - 1.04%
Boeing Co.
06/15/03         6.350%        A1/AA-    500,000        493,296
                                                    -----------

AUTOMOBILE - 1.79%
Ford Motor Co.
09/15/01         9.000%        A1/A      350,000        365,067
General Motors Corp.
05/01/05         6.250%        A2/A      500,000        482,782
                                                    -----------
                                                        847,849
                                                    -----------

BROADCASTING/ENTERTAINMENT - 1.06%
Walt Disney Co.
03/30/06         6.750%        A2/A      500,000        498,661
                                                    -----------

BUILDING MATERIALS - 2.10%
Hanson Trust PLC
01/15/03         7.375%        A3/A      300,000        303,677
Martin Marietta Corp.
04/15/03         6.500%        Baa1/BBB  700,000        688,098
                                                    -----------
                                                        991,775
                                                    -----------
BUSINESS INFORMATION/SERVICES - 2.88%
WMX Technologies
11/15/99         8.250%        Baa3/BBB  200,000        199,867
12/01/03         6.375%        Ba1/BBB   500,000        437,310
Xerox Corp.
04/15/02         8.125%        A2/A      700,000        723,559
                                                    -----------
                                                      1,360,736
                                                    -----------
CHEMICALS - 1.51%
E. I. duPont de Nemours & Co.
03/15/04         8.125%        Aa3/AA-   200,000        211,095


ICI Wilmington, Inc.
01/15/02         7.500%        Baa1/A- $ 500,000    $   504,198
                                                    -----------
                                                        715,293
                                                    -----------
DRUGS - 0.86%
American Home Products Corp.
02/15/00         7.700%        A2/A      200,000        200,907
Eli Lilly & Co.
12/01/01         8.125%        Aa3/AA    200,000        206,864
                                                    -----------
                                                        407,771
                                                    -----------

FOOD/BEVERAGE - 3.06%
Albertson's Inc.
08/01/09         6.950%        A2/A      150,000        148,986
Archer Daniels Midland Co.
05/15/03         6.250%        Aa3/AA-   700,000        690,977
Philip Morris Cos., Inc.
05/15/02         7.625%        A2/A      600,000        603,507
                                                    -----------
                                                      1,443,470
                                                    -----------
HOTEL/RESORT - 1.20%
Carnival Corp.
04/15/08         6.150%        A2/A      600,000        565,107
                                                    -----------

HOUSEHOLD GOODS - 2.76%
Colgate Palmolive Co.
12/01/99         6.860%        A1/A      700,000        700,843
Hasbro, Inc.
07/15/08         6.150%        A2/A      300,000        286,374
Whirlpool Corp.
03/01/03         9.000%        Baa1/BBB+ 300,000        315,538
                                                    -----------
                                                      1,302,755
                                                    -----------
INDUSTRIAL COMPONENTS - 1.06%
Ingersoll Rand Co.
08/07/00         6.540%        A3/A-     500,000        500,944
                                                    -----------

METALS - 2.74%
Alcan Aluminum Ltd.
04/01/00         5.875%        A2/A-     700,000        702,065
11/01/08         6.250%        A2/A-     630,000        589,735
                                                    -----------
                                                      1,291,800
                                                    -----------


================================================================================
16

ARISTATA FUNDS
================================================================================


ARISTATA QUALITY BOND FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

Due                       Bond Rating** Principal
Date            Coupon    Moody's/S&P    Amount      Value*
----            ------    -----------   ---------  -----------
OFFICE EQUIPMENT/E.D.P. - 1.52%
International Business Machines Corp.
11/01/02         7.250%        A1/A+   $ 700,000    $   716,174
                                                    -----------

OIL & GAS - 1.53%
British Petroleum Co.
05/15/02         7.875%        Aa1/AA+   700,000        722,954
                                                    -----------

OIL FIELD SERVICES - 1.49%
Dresser Industries, Inc.
06/01/00         6.250%        Aa3/AA-   700,000        701,876
                                                    -----------

PACKAGED GOODS - 1.02%
Fortune Brands, Inc.
04/01/08         6.250%        A2/A      500,000        479,554
                                                    -----------

PAPER/PACKAGING - 1.67%
Avery Dennison Corp.
04/15/05         6.750%        A2/A      800,000        789,335
                                                    -----------

RESTAURANTS - 1.48%
McDonalds Corp.
09/01/05         6.625%        Aa2/AA    700,000        697,450
                                                    -----------

RETAIL - 3.31%
Dillard's, Inc.
06/01/06         7.375%        Baa1/BBB  500,000        492,392
JC Penney,Inc.
11/15/03         6.125%        A3/BBB+   750,000        721,098
Wal-Mart Stores, Inc.
08/10/01         6.150%        Aa2/AA    350,000        349,892
                                                    -----------
                                                      1,563,382
                                                    -----------

TOTAL INDUSTRIAL                                     16,090,182
                                                    -----------

TOTAL CORPORATE BONDS                                28,690,422
                                                    -----------
  (Cost $28,780,136)
SHORT-TERM INVESTMENTS - 2.67%
MUTUAL FUNDS - 2.67%
Fifth Third C/P Fund                 $ 1,072,999    $ 1,072,999
Fifth Third U.S. Treasury Fund           189,670        189,670
                                                    -----------
TOTAL SHORT-TERM INVESTMENTS                          1,262,669
                                                    -----------
  (Cost $1,262,669)

TOTAL INVESTMENTS                          99.77%    47,098,311
  (Cost $46,801,237)

Other Assets in Excess
  of Liabilities                            0.23%       109,885
                                      ----------    -----------
NET ASSETS                                100.00%   $47,208,196
                                      ==========    ===========

*  See note 1 to financial statements.

** Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 1999.



================================================================================

ARISTATA FUNDS
================================================================================


ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED)

Due                       Bond Rating**   Principal
Date            Coupon    Moody's/S&P       Amount        Value*
----            ------    -----------     ---------    -----------

COLORADO MUNICIPAL OBLIGATIONS - 93.36%
PREREFUNDED - 19.70%
Arapahoe County, GO
School District #5
12/15/10         7.125%    Aa2/AA        $  400,000    $  418,020
Denver City & County
School District #1
Certificates of Participation
12/01/06         6.600%    A/A              500,000       535,345
Fort Collins Storm Drainage, Rev
12/01/11         6.625%    A1/NR            300,000       317,451
Greeley Water, GO
12/01/11         6.600%    A1/AA-           400,000       419,480
Platte River Power Authority, Rev
06/01/18         5.750%    Aaa/A+           900,000       901,332
South Suburban, Rev
Park & Recreation District, FGIC
12/15/10         6.700%    Aaa/AAA          500,000       530,470
                                                       ----------

TOTAL PREREFUNDED                                       3,122,098
                                                       ----------
  (Cost $2,761,591)

GENERAL OBLIGATION BONDS - 36.91%
Adams County
School District #12, FGIC
12/15/09         5.250%    Aaa/AAA          500,000       503,210
Adams County
School District #50
12/01/10         5.250%    A1/AA-           500,000       496,245
Boulder County Library
10/01/06         5.900%    Aa1/AA+          300,000       310,887
Boulder County Open Space
06/15/08         5.100%    NR/AA            500,000       500,280
Boulder Valley
School District #Re-2
10/15/08         6.250%    A1/AA            500,000       516,900
Boulder Valley
School District #Re-2, FGIC
12/01/13         5.000%    Aaa/AAA          150,000       140,745
Douglas County
School District #Re-1, MBIA
12/15/03         5.650%    Aaa/AAA          400,000       416,532
Fort Collins Water
12/01/02         6.000%    Aa1/AA        $  200,000    $  209,268
Highlands Ranch
Metropolitan District #4
12/01/01         5.200%    Aa1/AA+          250,000       255,090
12/01/03         5.375%    Aa1/AA+          250,000       258,265
Morgan County
School District #Re-3, AMBAC
12/01/18         4.800%    Aaa/AAA          250,000       215,092
San Miguel County
School District #R-1, MBIA
12/01/06         5.200%    Aaa/AAA          500,000       509,170
South Suburban Park &
Recreation District, FGIC
12/15/06         5.050%    Aaa/AAA          500,000       505,140
Summit County
School District #Re-1, FGIC
12/01/07         5.250%    Aaa/AAA          500,000       506,730
Thornton, FSA
12/01/07         5.150%    Aaa/AAA          500,000       505,250
                                                       ----------

TOTAL GENERAL OBLIGATION BONDS                          5,848,804
                                                       ----------
  (Cost $5,777,017)

REVENUE BONDS - 36.75%
EDUCATION - 1.60%
Colorado State Colleges
Western State College, MBIA
05/15/03         5.000%    Aaa/AAA          250,000       253,802
                                                       ----------

FINANCE - 7.50%
Aurora
Certificates of Participation
12/01/00         5.600%    A1/A             250,000       252,172
Douglas County, MBIA
Certificates of Participation
11/01/09         5.500%    Aaa/AAA          500,000       512,760
El Paso County School District #38
Certificates of Participation
12/01/05         6.750%    A1/NR            400,000       423,268
                                                       ----------
                                                        1,188,200
                                                       ----------



================================================================================
18

ARISTATA FUNDS
================================================================================

ARISTATA COLORADO QUALITY TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

Due                       Bond Rating**   Principal
Date            Coupon    Moody's/S&P      Amount        Value*
----            ------    -----------     ---------    -----------
HOSPITAL - 1.36%
University of Colorado
Hospital Authority, AMBAC

11/15/09    5.000%         Aaa/NR        $  220,000    $   216,249
                                                       -----------
HOUSING - 1.84%
Colorado Housing Finance Authority
Single Family Housing

11/01/14         7.150%    Aa1/AAA          225,000        230,085

Colorado Housing Finance Authority
Multi-Family Housing

10/01/19         6.000%    Aa2/AA+           15,000         15,019

Commerce City
Single Family Housing

03/01/12         6.875%    Aaa/NR            45,000         45,804
                                                       -----------
                                                           290,908
                                                       -----------
POWER - 2.77%
Adams County
Pollution Control, MBIA
04/01/08         5.625%    Aaa/AAA          300,000        305,796
Pueblo County
Pollution Control, AMBAC
01/01/19         5.100%    Aaa/AAA          150,000        133,214
                                                       -----------
                                                           439,010
                                                       -----------
SPECIAL TAX - 10.23%
Aspen Sales/Use Tax
11/01/10         5.000%    NR/A-            120,000        115,000
Boulder Sales/Use Tax
08/15/02         5.350%    Aa3/A+           500,000        512,325
Boulder Sales/Use Tax, AMBAC
08/15/13         5.150%    Aaa/AAA          100,000         95,790
Broomfield Sales/Use Tax, AMBAC
06/01/05         6.000%    Aaa/AAA          300,000        311,514
Douglas County Sales/Use Tax, MBIA
10/15/07         5.250%    Aaa/AAA          300,000        304,533
Durango Sales/Use Tax, FGIC
12/01/16         5.500%    Aaa/AAA          200,000        193,748
Jefferson County Open Space
Sales/Use Tax, FGIC
11/01/19    5.000%         Aaa/AAA          100,000         87,806
                                                       -----------
                                                         1,620,716
TRANSPORTATION - 1.61%
Arapahoe County
Highway E-470, MBIA
08/31/05         5.150%    Aaa/AAA       $  250,000    $   254,517
                                                       -----------

UTILITY - 9.84%
Colorado Springs Utilities
11/15/15         6.500%    Aa2/AAA           15,000         15,954
11/15/15         6.500%    Aa2/AA           235,000        247,450
Colorado Water Reservoir & Power
Development Authority, FGIC
11/01/06         6.550%    Aaa/AAA          500,000        526,645
Colorado Water Reservoir & Power
Development Authority
09/01/07         5.250%    Aaa/AAA          250,000        254,158
09/01/15         4.750%    Aaa/AAA          125,000        110,209
Fountain Valley Authority
Water Treatment
12/01/07         5.200%    Aa2/AA           400,000        404,648
                                                       -----------
                                                         1,559,061
                                                       -----------

TOTAL REVENUE BONDS                                      5,822,466
                                                       -----------
  (Cost $5,728,468)

TOTAL COLORADO MUNICIPAL
  OBLIGATIONS                                           14,793,368
                                                       -----------
  (Cost $14,267,076)

TOTAL INVESTMENTS                             93.36%    14,793,368
  (Cost $14,267,076)

Other Assets in Excess
  of Liabilities                               6.64%     1,051,978
                                          ---------    -----------

NET ASSETS                                   100.00%   $15,845,346
                                          =========    ===========




*  See Note 1 to financial statements
** Ratings - The Moody's and S&P ratings are believed to be the most recent ratings at October 31, 1999.

The Aristata Colorado Quality Tax-Exempt Fund had the following insurance concentration greater than 10% at October 31, 1999 (as a percentage of net assets):

        FGIC        18.9%
        MBIA        16.1%


================================================================================
                                                                              19

ARISTATA FUNDS
================================================================================


STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999 (UNAUDITED)


                                                                                                 COLORADO QUALITY
                                                                   EQUITY        QUALITY BOND       TAX-EXEMPT
                                                               --------------   --------------   ----------------
ASSETS:
Investments, at value (Cost - see below)                       $   82,572,986   $   47,098,311    $   14,793,368
Cash                                                                        0                0           790,949
Dividends receivable                                                  101,166                0                 0
Interest receivable                                                     9,243          869,015           299,436
Receivable for portfolio shares sold                                    8,171            5,655            33,000
Organizational costs, net of accumulated amortization                  25,855           17,715             6,584
Prepaid and other assets                                                4,462            2,122               524
                                                               --------------   --------------   ----------------
  Total Assets                                                     82,721,883       47,992,818        15,923,861
                                                               --------------   --------------   ----------------

LIABILITIES:
Payable for investments purchased                                       8,171          509,842                 0
Payable for portfolio shares redeemed                                       0            3,500                 0
Accrued investment advisory fee                                        58,175           19,161             1,399
Accrued administration fee                                             14,036            8,102             5,096
Dividends payable                                                           0          243,963            63,672
Other payables                                                         14,566               54             8,348
                                                               --------------   --------------   ----------------
  Total Liabilities                                                    94,948          784,622            78,515
                                                               --------------   --------------   ----------------
NET ASSETS                                                     $   82,626,935   $   47,208,196    $   15,845,346
                                                               ==============   ==============    ==============

COST OF INVESTMENTS                                            $   51,611,977   $   46,801,237    $   14,267,076
                                                               ==============   ==============    ==============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                $   38,235,766   $   47,023,420    $   15,197,724
Un (Over)-distributed net investment income                            47,554           19,640              (616)
Accumulated net realized gain (loss) on investments                13,382,606         (131,938)          121,946
Net unrealized appreciation in value of investments                30,961,009          297,074           526,292
                                                               --------------   --------------   ----------------
NET ASSETS                                                     $   82,626,935   $   47,208,196    $   15,845,346
                                                               ==============   ==============    ==============

NET ASSET VALUE PER SHARE:
Net Assets                                                     $   82,626,935   $   47,208,196    $   15,845,346
Shares of beneficial interest outstanding                           7,845,718        4,927,965         1,664,596
Net asset value and redemption price per share                 $        10.53   $         9.58    $         9.52


See notes to financial statements.


================================================================================
20

ARISTATA FUNDS
================================================================================

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)


                                                                                                 COLORADO QUALITY
                                                             EQUITY                QUALITY BOND     TAX-EXEMPT
                                                          ------------             ------------  ----------------
INVESTMENT INCOME:
Interest                                                  $     27,892             $  1,657,873    $    443,927
Dividends                                                      964,454                        0               0
                                                          ------------             ------------    ------------
  Total Income                                                 992,346                1,657,873         443,927
                                                          ------------             ------------    ------------

EXPENSES:
Investment advisory fee                                        388,177                  123,887          42,137
Administration fee                                              91,336                   49,555          29,917
Registration                                                     3,065                    2,756               0
Amortization of organization costs                               3,820                    2,448             806
Insurance                                                        1,783                    1,212             418
Other                                                            6,079                    5,379           5,664
                                                          ------------             ------------    ------------
  Total Expenses Before Waiver                                 494,260                  185,237          78,942
Expenses waived by investment adviser                          (45,439)                 (19,925)        (39,589)
                                                          ------------             ------------    ------------
  Net Expenses                                                 448,821                  165,312          39,353
                                                          ------------             ------------    ------------

NET INVESTMENT INCOME                                          543,525                1,492,561         404,574
                                                          ------------             ------------    ------------

Net realized gain (loss) on investments                      2,004,331                 (131,996)        (31,346)
Change in net unrealized appreciation/depreciation          (6,600,291)              (1,443,790)       (612,236)
                                                          ------------             ------------    ------------
Net loss on investments                                     (4,595,960)              (1,575,786)       (643,582)
                                                          ------------             ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                $ (4,052,435)            $    (83,225)   $   (239,008)
                                                          ============             ============    ============

See notes to financial statements.



================================================================================

ARISTATA FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              EQUITY FUND
                                                                   ---------------------------------
                                                                        For the          For the
                                                                   Six Months Ended     Year Ended
                                                                   October 31, 1999   April 30, 1999
                                                                   ----------------   --------------
                                                                      (Unaudited)
OPERATIONS:
  Net investment income                                             $      543,525    $    1,319,576
  Net realized gain on investments                                       2,004,331        11,378,470
  Change in net unrealized appreciation/depreciation                    (6,600,291)       (4,767,687)
                                                                    --------------    --------------
  Net increase (decrease) in net assets from operations                 (4,052,435)        7,930,359
                                                                    --------------    --------------

DISTRIBUTIONS:
  From net investment income                                              (488,973)       (1,335,710)
  From net realized gain                                                         0        (1,236,442)
                                                                    --------------    --------------
  Net decrease in net assets from distributions                           (488,973)       (2,572,152)
                                                                    --------------    --------------


SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                           2,573,022         4,205,574
  Reinvested dividends                                                     353,776         1,905,608
  Cost of shares redeemed                                              (10,131,202)      (18,710,476)
                                                                    --------------    --------------
  Net decrease in net assets from share transactions                    (7,204,404)      (12,599,294)
                                                                    --------------    --------------

NET DECREASE IN NET ASSETS                                             (11,745,812)       (7,241,087)
                                                                    --------------    --------------

NET ASSETS:
  Beginning of period                                                   94,372,747       101,613,834
                                                                    --------------    --------------
  End of period*                                                    $   82,626,935    $   94,372,747
                                                                    ==============    ==============

*Includes un (over)-distributed net investment income of            $       47,554    $       (6,998)


See notes to financial statements.



================================================================================
22

ARISTATA FUNDS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                       QUALITY BOND FUND
                                                               ---------------------------------
                                                                    For the          For the
                                                               Six Months Ended     Year Ended
                                                               October 31, 1999   April 30, 1999
                                                               ----------------   --------------
                                                                  (Unaudited)
OPERATIONS:
  Net investment income                                        $    1,492,561    $    3,417,107
  Net realized gain (loss) on investments                            (131,996)           45,793
  Change in net unrealized appreciation/depreciation               (1,443,790)         (474,807)
                                                               --------------    --------------
  Net increase (decrease) in net assets from operations               (83,225)        2,988,093
                                                               --------------    --------------

DISTRIBUTIONS:
  From net investment income                                       (1,492,561)       (3,397,538)
  From net realized gain                                                    0           (96,912)
                                                               --------------    --------------
  Net decrease in net assets from distributions                    (1,492,561)       (3,494,450)
                                                               --------------    --------------


SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                      3,183,431         6,356,700
  Reinvested dividends                                              1,005,511         2,771,436
  Cost of shares redeemed                                          (7,385,184)      (14,151,265)
                                                               --------------    --------------
  Net decrease in net assets from share transactions               (3,196,242)       (5,023,129)
                                                               --------------    --------------

NET DECREASE IN NET ASSETS                                         (4,772,028)       (5,529,486)
                                                               --------------    --------------

NET ASSETS:
  Beginning of period                                              51,980,224        57,509,710
                                                               --------------    --------------
  End of period*                                               $   47,208,196    $   51,980,224
                                                               ==============    ==============
*Includes undistributed net investment income of               $       19,640    $       19,640


See notes to financial statements.


================================================================================

ARISTATA FUNDS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                               COLORADO QUALITY TAX-EXEMPT FUND
                                                               ---------------------------------
                                                                    For the          For the
                                                               Six Months Ended     Year Ended
                                                               October 31, 1999   April 30, 1999
                                                               ----------------   --------------
                                                                  (Unaudited)
OPERATIONS:
  Net investment income                                        $      404,574    $      958,847
  Net realized gain (loss) on investments                             (31,346)          323,738
  Change in net unrealized appreciation/depreciation                 (612,236)         (207,450)
                                                               --------------    --------------
  Net increase (decrease) in net assets from operations              (239,008)        1,075,135
                                                               --------------    --------------

DISTRIBUTIONS:
  From net investment income                                         (404,574)         (959,483)
  From net realized gain                                                    0          (166,233)
                                                               --------------    --------------
  Net decrease in net assets from distributions                      (404,574)       (1,125,716)
                                                               --------------    --------------


SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                        648,958           710,520
  Reinvested dividends                                                 49,285           118,629
  Cost of shares redeemed                                          (1,711,153)       (6,657,337)
                                                               --------------    --------------
  Net decrease in net assets from share transactions               (1,012,910)       (5,828,188)
                                                               --------------    --------------

NET DECREASE IN NET ASSETS                                         (1,656,492)       (5,878,769)
                                                               --------------    --------------

NET ASSETS:
  Beginning of period                                              17,501,838        23,380,607
                                                               --------------    --------------
  End of period*                                                   15,845,346    $   17,501,838
                                                               ==============    ==============

*Includes over-distributed net investment income of            $         (616)   $         (616)


See notes to financial statements.



================================================================================
24

ARISTATA FUNDS
================================================================================

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                   EQUITY FUND
                                                             ------------------------------------------------------
                                                                 For the
                                                             Six Months Ended        For the       For the Period
                                                             October 31, 1999       Year Ended      March 2, 1998
                                                               (Unaudited)        April 30, 1999  to April 30, 1998
                                                             ----------------     --------------  -----------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                          $      11.11        $      10.44     $      10.00
                                                               ------------        ------------     ------------
Income from investment operations:
  Net investment income                                                0.07                0.14             0.01
  Net realized and unrealized gain (loss) on investments              (0.59)               0.81             0.44
                                                               ------------        ------------     ------------
  Total income (loss) from investment operations                      (0.52)               0.95             0.45
                                                               ------------        ------------     ------------
Distributions:
  From net investment income                                          (0.06)              (0.14)           (0.01)
  From net realized gain                                                 --               (0.14)              --
                                                               ------------        ------------     ------------
  Total distributions                                                 (0.06)              (0.28)           (0.01)
                                                               ------------        ------------     ------------
Net asset value - end of period                                $      10.53        $      11.11     $      10.44
                                                               ============        ============     ============
TOTAL RETURN                                                          (4.71)%              9.39%            4.54%
                                                               ============        ============     ============
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                                $     82,627        $     94,373     $    101,614
                                                               ============        ============     ============
Ratio of expenses to average net assets                                0.98%(1)            0.95%            0.95%(1)
                                                               ============        ============     ============
Ratio of net investment income to
  average net assets                                                   1.19%(1)            1.41%            0.84%(1)
                                                               ============        ============     ============
Ratio of expenses to average net
  assets without fee waivers                                           1.08%(1)            1.11%            1.17%(1)
                                                               ============        ============     ============
Ratio of net investment income to
  average net assets without fee waivers                               1.09%(1)            1.25%            0.62%(1)
                                                               ============        ============     ============
Portfolio turnover rate                                               11.71%(1)           25.26%           14.20%(1)
                                                               ============        ============     ============


(1)  Annualized

See notes to financial statements.


================================================================================

ARISTATA FUNDS
================================================================================


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                            QUALITY BOND FUND
                                                          ------------------------------------------------------
                                                              For the
                                                          Six Months Ended       For the       For the Period
                                                          October 31, 1999      Year Ended      March 2, 1998
                                                            (Unaudited)       April 30, 1999  to April 30, 1998
                                                          ----------------    --------------  -----------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                     $       9.88        $       9.97     $      10.00
                                                          ------------        ------------     ------------
Income from investment operations:
  Net investment income                                           0.29                0.62             0.10
  Net realized and unrealized loss on investments                (0.30)              (0.08)           (0.03)
                                                          ------------        ------------     ------------
  Total income (loss) from investment operations                 (0.01)               0.54             0.07
                                                          ------------        ------------     ------------
DISTRIBUTIONS:
  From net investment income                                     (0.29)              (0.61)           (0.10)
  From net realized gain                                            --               (0.02)              --
                                                          ------------        ------------     ------------
  Total distributions                                            (0.29)              (0.63)           (0.10)
                                                          ------------        ------------     ------------
Net asset value - end of period                           $       9.58        $       9.88     $       9.97
                                                          ============        ============     ============
TOTAL RETURN                                                     (0.09)%              5.49%            0.69%
                                                          ============        ============     ============
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $     47,208        $     51,980     $     57,510
                                                          ============        ============     ============
Ratio of expenses to average net assets                           0.67%(1)            0.65%            0.65%(1)
                                                          ============        ============     ============
Ratio of net investment income to
  average net assets                                              6.01%(1)            6.10%            6.00%(1)
                                                          ============        ============     ============
Ratio of expenses to average net
  assets without fee waivers                                      0.75%(1)            0.76%            0.83%(1)
                                                          ============        ============     ============
Ratio of net investment income to
  average net assets without fee waivers                          5.93%(1)            5.99%            5.82%(1)
                                                          ============        ============     ============
Portfolio turnover rate                                          11.40%(1)            9.79%           11.44%(1)
                                                          ============        ============     ============


(1)  Annualized

See notes to financial statements.


================================================================================
26

--------------------------------------------------------------------------------
ARISTATA FUNDS
================================================================================


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                      COLORADO QUALITY TAX-EXEMPT FUND
                                                          ----------------------------------------------------
                                                              For the
                                                          Six Months Ended      For the       For the Period
                                                          October 31, 1999     Year Ended      March 2, 1998
                                                            (Unaudited)      April 30, 1999  to April 30, 1998
                                                          ----------------   --------------  -----------------
SELECTED PER-SHARE DATA:
Net asset value - beginning of period                     $         9.89        $     9.94     $     10.00
                                                          --------------        ----------     -----------
Income from investment operations:
  Net investment income                                             0.23              0.49            0.08
  Net realized and unrealized gain (loss) on investments           (0.37)             0.04           (0.06)
                                                          --------------        ----------     -----------
  Total income (loss) from investment operations                   (0.14)             0.53            0.02
                                                          --------------        ----------     -----------
Distributions:
  From net investment income                                       (0.23)            (0.49)          (0.08)
  From net realized gain                                              --             (0.09)             --
                                                          --------------        ----------     -----------
  Total distributions                                              (0.23)            (0.58)          (0.08)
                                                          --------------        ----------     -----------
Net asset value - end of period                           $         9.52        $     9.89     $      9.94
                                                          ==============        ==========     ===========
TOTAL RETURN                                                       (1.41)%            5.40%           0.22%
                                                          ==============        ==========     ===========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $       15,845        $   17,502     $    23,381
                                                          ==============        ==========     ===========
Ratio of expenses to average net assets                             0.47%(1)          0.45%           0.45%(1)
                                                          ==============        ==========     ===========
Ratio of net investment income to
  average net assets                                                4.79%(1)          4.85%           5.00%(1)
                                                          ==============        ==========     ===========
Ratio of expenses to average net
  assets without fee waivers                                        0.93%(1)          0.91%           0.92%(1)
                                                          ==============        ==========     ===========
Ratio of net investment income to
  average net assets without fee waivers                            4.32%(1)          4.40%           4.53%(1)
                                                          ==============        ==========     ===========
Portfolio turnover rate                                            15.49%(1)          7.86%          17.64%(1)
                                                          ==============        ==========     ===========


(1)  Annualized

See notes to financial statements.



================================================================================

ARISTATA FUNDS
================================================================================


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

           Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the Trust's Aristata Family of Funds. The Aristata Family of Funds includes the Equity Fund, Quality Bond Fund and Colorado Quality Tax-Exempt Fund. The financial statements of the remaining portfolios of the Trust are presented separately.

           The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

           INVESTMENT VALUATION: Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

           FEDERAL INCOME TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

           DIVIDENDS: The Aristata Equity Fund will declare and pay dividends from net investment income, if any, quarterly. Dividends from net investment income are declared daily and paid monthly for the Aristata Quality Bond and Colorado Quality Tax-Exempt Funds. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

           ORGANIZATION COSTS: The Funds have deferred certain costs incurred in connection with the organization, initial registration and public offering of Fund shares. Such costs are being amortized over a 60 month period from the commencement of operations. As of October 31, 1999, the remaining period of amortization was 40 months.

           OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.





================================================================================
28

ARISTATA FUNDS
================================================================================

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2.  SHARES OF BENEFICIAL INTEREST

         On October 31, 1999, there was an unlimited number of no par value shares of beneficial interest authorized for each fund. Transactions in shares of beneficial interest for the period ended October 31 were as follows:

                                                                                                      ARISTATA COLORADO QUALITY
                                   ARISTATA EQUITY FUND            ARISTATA QUALITY BOND FUND               TAX-EXEMPT FUND
                             --------------------------------   --------------------------------  --------------------------------
                                 For the        For the Year         For the       For the Year       For the        For the Year
                             Six Months Ended      Ended        Six Months Ended      Ended       Six Months Ended      Ended
                                October 31,      April 30,        October 31,       April 30,       October 31,       April 30,
                             1999 (Unaudited)      1999         1999 (Unaudited)      1999        1999 (Unaudited)       1999
                             ----------------  --------------   ----------------  --------------  ----------------  --------------
Shares sold                          231,106          421,685          329,531           632,574            66,835          71,070
Shares issued as
  reinvestment of dividends           32,326          189,946          104,165           275,733             5,093          11,855
Shares redeemed                     (915,908)      (1,845,964)        (767,397)       (1,413,235)         (177,654)       (663,763)
                              --------------   --------------   --------------    --------------    --------------  --------------
Net Decrease                        (652,476)      (1,234,333)        (333,701)         (504,928)         (105,726)       (580,838)
                              ==============   ==============   ==============    ==============    ==============  ==============

3.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS

                                                                                         ARISTATA
                                                   ARISTATA           ARISTATA       COLORADO QUALITY
                                                  EQUITY FUND    QUALITY BOND FUND   TAX-EXEMPT FUND
                                                --------------   -----------------   ----------------
As of October 31, 1999
Gross appreciation (excess of
  value over cost)                                  32,291,556         1,155,042           617,913
Gross depreciation (excess of
  cost over value)                                  (1,330,547)         (857,968)          (91,621)
                                                --------------      ------------      ------------
Net unrealized appreciation                         30,961,009           297,074           526,292
                                                ==============      ============      ============

4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

           Tempest, Isenhart, Chafee, Lansdowne & Associates, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate investment advisory agreements (the "Advisory Agreements") with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.85%, 0.50% and 0.50% of the average net assets for the Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund, respectively. The Adviser has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by the Adviser. Fee waivers by the Adviser are voluntary and may be terminated at any time.

           ALPSMutual Funds Services, Inc. ("ALPS") serves as the administrator to each Fund. ALPS is entitled to receive a fee from each Fund, computed daily and payable monthly, at the annual rate of .20% of the average net assets of each Fund, subject to a minimum monthly fee of $15,000 for the Aristata Equity Fund, $7,500 for the Aristata Quality Bond Fund and $5,000 for the Aristata Colorado Quality Tax-Exempt Fund. In addition to administration services, the administration fee also covers the costs of fund accounting, custody, shareholder servicing, transfer agency, audit and Trustees' fees.


                                                                              29
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
ARISTATA FUNDS
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

           As of October 31, 1999, one shareholder owned 39 percent and 43 percent of the outstanding shares of the Aristata Equity Fund and Aristata Quality Bond Fund, respectively.

5.  INVESTMENT TRANSACTIONS

           The cost of securities purchased and proceeds from the sale of securities, other than temporary cash investments, during the six months ended October 31, 1999 were as follows:

                         U.S. GOVERNMENT
                            SECURITIES      ALL OTHER           TOTAL
                         ---------------   ------------      -----------
ARISTATA EQUITY FUND
Purchases                  $         0     $  5,232,523      $ 5,232,523
Sales                      $         0     $ 12,788,577      $12,788,577

ARISTATA QUALITY BOND FUND
Purchases                  $ 1,700,000     $  1,019,880      $ 2,719,880
Sales                      $ 4,115,434     $  1,500,940      $ 5,616,374

ARISTATA COLORADO QUALITY
TAX-EXEMPT FUND
Purchases                  $         0     $  1,244,806      $ 1,244,806
Sales                      $         0     $  2,331,671      $ 2,331,671

6.  CONVERSION OF COMMINGLED POOLS

           Each Fund, at its inception date (March 2, 1998), issued shares at $10.00 per share in a tax-free conversion to acquire the net assets of certain unregistered commingled pools of Colorado State Bank and Trust. The following is a summary of shares issued, net assets acquired and unrealized appreciation as of March 2, 1998:


                                                                                   ARISTATA COLORADO QUALITY
                               ARISTATA EQUITY FUND    ARISTATA QUALITY BOND FUND       TAX-EXEMPT FUND
                               --------------------    --------------------------  -------------------------
Shares issued                        9,855,292                 5,759,904                   2,472,885
Net assets acquired                $98,552,917               $57,599,038                 $24,728,848
Unrealized appreciation            $39,252,218               $ 2,425,692                 $ 1,470,209




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30
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                                   Left Blank

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                                                                              31

These Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

INVESTMENT ADVISER
Tempest, Isenhart, Chafee, Lansdowne &
Associates,
Inc. 1380 Lawrence Street
Suite 1050
Denver, CO 80204

ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT
& FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
Fifth Third Bank, N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263


MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL 1-800-644-8595 OR VISIT www.aristata.com

[ALPS LOGO]

SPONSOR AND DISTRIBUTOR
MEMBER NASD




                                 [ARISTATA LOGO]

                                 A CLASS ABOVE

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999